Expenses Classified by Nature	12 Months Ended
Dec. 31, 2018
Expenses Classified by Nature [Abstract]
Expenses Classified by Nature
46.	Expenses Classified by Nature

Expenses classified by nature for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	13,470,586	13,470,586
Salaries		734,930	3,425,712	4,160,642
Retirement benefit expense		72,812	374,826	447,638
Welfare and benefit expense		162,243	507,691	669,934
Insurance expense		11,513	79,987	91,500
Depreciation		169,431	8,704,525	8,873,956
Amortization of intangible assets		35,171	44,544	79,715
Bad debt expense		38,719	—	38,719
Commission		605,879	423,179	1,029,058
Advertising expense		34,658	9,693	44,351
Training expense		6,314	13,347	19,661
Vehicle maintenance expense		10,390	7,016	17,406
Publishing expense		3,643	4,615	8,258
Business promotion expense		3,477	4,836	8,313
Rent expense		40,020	133,670	173,690
Telecommunication expense		25,448	75,925	101,373
Transportation expense		596	5,153	5,749
Taxes and dues		46,531	464,962	511,493
Expendable supplies expense		6,834	34,668	41,502
Water, light and heating expense		9,720	25,820	35,540
Repairs and maintenance expense		75,122	1,896,656	1,971,778
Ordinary development expense		188,063	517,441	705,504
Travel expense		16,115	63,611	79,726
Clothing expense		8,273	5,363	13,636
Survey and analysis expense		666	3,209	3,875
Membership fee		1,132	8,714	9,846
Power purchase		—	10,755,739	10,755,739
Others		331,532	4,488,065	4,819,597

	￦	2,639,232	45,549,553	48,188,785

		2017
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	15,924,707	15,924,707
Salaries		735,383	3,479,591	4,214,974
Retirement benefit expense		71,094	397,852	468,946
Welfare and benefit expense		179,406	543,738	723,144
Insurance expense		15,414	90,677	106,091
Depreciation		190,245	9,461,974	9,652,219
Amortization of intangible assets		44,990	68,682	113,672
Bad debt expense		126,714	—	126,714
Commission		673,740	469,695	1,143,435
Advertising expense		114,519	10,917	125,436
Training expense		7,027	14,362	21,389
Vehicle maintenance expense		9,998	7,468	17,466
Publishing expense		3,672	4,248	7,920
Business promotion expense		3,700	4,973	8,673
Rent expense		38,380	148,509	186,889
Telecommunication expense		24,916	73,956	98,872
Transportation expense		495	9,145	9,640
Taxes and dues		48,395	437,643	486,038
Expendable supplies expense		7,731	31,994	39,725
Water, light and heating expense		10,545	30,150	40,695
Repairs and maintenance expense		63,477	2,047,943	2,111,420
Ordinary development expense		211,417	510,020	721,437
Travel expense		16,658	69,015	85,673
Clothing expense		8,410	4,985	13,395
Survey and analysis expense		698	3,661	4,359
Membership fee		1,122	8,482	9,604
Power purchase		—	14,264,331	14,264,331
Others		154,709	3,980,137	4,134,846

	￦	2,762,855	52,098,855	54,861,710

		2018
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	19,537,928	19,537,928
Salaries		757,819	3,478,804	4,236,623
Retirement benefit expense		65,107	375,505	440,612
Welfare and benefit expense		132,089	464,483	596,572
Insurance expense		12,181	93,876	106,057
Depreciation		214,499	9,683,887	9,898,386
Amortization of intangible assets		54,153	64,785	118,938
Bad debt expense		39,784	—	39,784
Commission		714,096	475,188	1,189,284
Advertising expense		30,894	9,419	40,313
Training expense		6,277	14,096	20,373
Vehicle maintenance expense		10,148	7,809	17,957
Publishing expense		3,307	3,530	6,837
Business promotion expense		2,785	3,860	6,645
Rent expense		42,851	171,132	213,983
Telecommunication expense		23,505	82,568	106,073
Transportation expense		686	4,537	5,223
Taxes and dues		46,424	440,317	486,741
Expendable supplies expense		6,166	31,844	38,010
Water, light and heating expense		12,629	34,640	47,269
Repairs and maintenance expense		62,580	2,156,668	2,219,248
Ordinary development expense		215,494	508,394	723,888
Travel expense		14,363	67,064	81,427
Clothing expense		10,108	4,368	14,476
Survey and analysis expense		705	3,929	4,634
Membership fee		1,043	11,563	12,606
Power purchase		—	18,307,289	18,307,289
Others		148,197	2,170,238	2,318,435

	￦	2,627,890	58,207,721	60,835,611